INCOME TAXES Narrative (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Contingency Reserve for Loan Losses	$ 3.7	$ 3.7
Deferred Income Taxes Related to Contingency Reserve	$ 1.3	$ 1.3